Long-Term Debt (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Extinguishment of Debt [Line Items]
Debt issuance costs	$ (481,238)
Debt discount	(2,622,106)	$ 0
Long term debt, net	24,945,620	21,669,125
Less current portion	(997,457)	(1,093,691)		$ (121,299)
Long term portion	148,293			1,073,690
Four Promissory Notes [Member] | Convertible Note [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross		250,000
Long-term Debt [Member]
Extinguishment of Debt [Line Items]
Debt issuance costs	(481,238)
Beneficial conversion feature	(2,622,106)
Debt discount	(3,905,833)	(4,257,358)	[1]		[1]
Long term debt, net	17,936,443	17,411,767		3,788,021
Less current portion	(3,492,327) [2]	(2,765,247)	[2]	(1,142,855)
Long term portion	14,444,116	14,646,520		2,645,166
Long-term Debt [Member] | Convertible Note [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross
Long-term Debt [Member] | Convertible Note One [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross
Long-term Debt [Member] | Convertible Note Two [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross
Long-term Debt [Member] | Convertible Note Three [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross	4,005,000
Long-term Debt [Member] | SBA note payable [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross	982,072	1,093,691		1,194,989
Long-term Debt [Member] | Promissory Notes [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross	3,800,000	3,800,000
Long-term Debt [Member] | Promissory Note Two [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross	4,000,000	4,000,000
Long-term Debt [Member] | Four Promissory Notes [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross	9,500,000	9,500,000
Long-term Debt [Member] | Five notes payable [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross	163,678
Long-term Debt [Member] | Promissory note [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross	2,494,870
Long-term Debt [Member] | Convertible Debt One
Extinguishment of Debt [Line Items]
Long-term debt, gross
Long-term Debt [Member] | Six subordinated senior notes payable [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross		1,421,556		1,021,556
Long-term Debt [Member] | Nine subordinated notes payable [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross		1,166,373		1,166,373
Long-term Debt [Member] | Three convertible promissory notes [Member]
Extinguishment of Debt [Line Items]
Long-term debt, gross		$ 437,505		$ 405,103

[1]	Of our total indebtedness of approximately $21,669,000 as of December 31, 2017, approximately $2,800,000 is classified as current debt. We are in violation of the covenants related to the SBA loan. We received a waiver with respect to those covenant violations for the year ended December 31, 2016, but have not received a waiver for current violations of these covenants as of December 31, 2017 and through the date of filing of this Form 10-K. On February 1, 2017, pursuant to the EAF Exchange Agreement, EVO Inc. acquired all of the membership interests of EAF. As consideration for the membership interests, EVO Inc. issued convertible promissory notes to the former members of EAF in the aggregate principal amount of $9.5 million (the "Convertible Notes"). The Convertible Notes bear interest at 1.5% per year and have a maturity date of February 1, 2026. The Convertible Notes are convertible into 1,400,000 shares (the "Transaction Shares") of EVO Inc. common stock, subject to adjustment for stock splits, combinations or similar transactions, which represents approximately 81.1% of EVO Inc.'s total outstanding shares of common stock on a post-transaction basis. Accordingly, the conversion of the Convertible Notes would result in a change in control of the Company. The number of Transaction Shares will be increased to equal 70% of the issued and outstanding shares of EVO Inc. common stock if the issuance of common stock pursuant to a private offering of common stock of up to $2 million and the conversion into common stock of EVO Inc.'s subordinated notes payable to members, Senior Bridge Notes, convertible promissory notes, and certain accounts payable would otherwise cause the Transaction Shares to represent less than 70% of the issued and outstanding common stock
[2]	Of our total indebtedness of approximately $25,000,000 as of September 30, 2018, $3,492,327 is classified as current debt. The Company is in violation of the covenants related to the SBA loan. The Company has not received a waiver with respect to those covenant violations for the nine months ended September 30, 2018 or December 31, 2017.